Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Hong Kong ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 8.1%
BOC Hong Kong Holdings Ltd.	6,240,500	$30,127,968
Hang Seng Bank Ltd.	1,292,300	25,304,553
		55,432,521
Capital Markets — 18.0%
Futu Holdings Ltd., ADR	103,045	17,482,615
Hong Kong Exchanges & Clearing Ltd.	1,972,926	104,921,173
		122,403,788
Diversified Telecommunication Services — 1.5%
HKT Trust & HKT Ltd., Class SS	6,859,500	10,494,981
Electric Utilities — 7.2%
CK Infrastructure Holdings Ltd.	1,162,000	8,054,445
CLP Holdings Ltd.	2,801,200	24,499,711
Power Assets Holdings Ltd.	2,411,000	16,130,982
		48,685,138
Food Products — 2.3%
WH Group Ltd.(a)	14,704,500	15,399,023
Gas Utilities — 2.6%
Hong Kong & China Gas Co. Ltd.	19,316,495	17,987,953
Ground Transportation — 1.6%
MTR Corp. Ltd.	2,797,083	11,107,236
Hotels, Restaurants & Leisure — 4.6%
Galaxy Entertainment Group Ltd., Class L	3,788,000	19,654,941
Sands China Ltd.	4,335,600	11,853,010
		31,507,951
Industrial Conglomerates — 8.4%
CK Hutchison Holdings Ltd.	4,535,767	31,996,786
Jardine Matheson Holdings Ltd.	282,200	18,533,517
Swire Pacific Ltd., Class A	760,500	6,529,248
		57,059,551
Insurance — 22.4%
AIA Group Ltd.	14,655,200	152,646,812
Machinery — 4.3%
Techtronic Industries Co. Ltd.	2,486,647	29,245,759
Security	Shares	Value
Marine Transportation — 1.3%
SITC International Holdings Co. Ltd.	2,557,000	$8,791,799
Real Estate Management & Development — 14.1%
CK Asset Holdings Ltd.	3,337,767	17,161,805
Henderson Land Development Co. Ltd.	2,675,762	10,111,726
Hongkong Land Holdings Ltd.	1,994,500	12,676,536
Sino Land Co. Ltd.	7,320,000	9,832,312
Sun Hung Kai Properties Ltd.	2,375,000	30,163,312
Wharf Holdings Ltd. (The)	2,110,570	6,406,055
Wharf Real Estate Investment Co. Ltd.	3,059,150	9,684,238
		96,035,984
Retail REITs — 3.1%
Link REIT	4,448,300	21,128,006
Total Long-Term Investments — 99.5% (Cost: $683,899,824)		677,926,502
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(b)(c)	550,000	550,000
Total Short-Term Securities — 0.1% (Cost: $550,000)		550,000
Total Investments — 99.6% (Cost: $684,449,824)		678,476,502
Other Assets Less Liabilities — 0.4%		2,966,206
Net Assets — 100.0%		$681,442,708

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$560,000	$—	$(10,000)(a)	$—	$—	$550,000	550,000	$10,085	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Hong Kong ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Hong Kong Index	27	12/19/25	$2,091	$68,793
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Hong Kong Exchanges & Clearing Ltd.	Merrill Lynch International	$1,345,580	02/15/28	0.30%	HONIA	Monthly	$(5,432)
Total long positions of equity swaps							(5,432)
Net dividends and financing fees							(446)
Total equity swap contracts including dividends and financing fees							$(5,878)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$17,482,615	$660,443,887	$—	$677,926,502
Short-Term Securities
Money Market Funds	550,000	—	—	550,000
	$18,032,615	$660,443,887	$—	$678,476,502
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$68,793	$—	$68,793

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Hong Kong ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(5,878)	$—	$(5,878)
	$—	$62,915	$—	$62,915

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
HONIA	HKD - Overnight Index Average
REIT	Real Estate Investment Trust